Other Payables and Accruals (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Payables and Accruals
Unearned revenue	$ 28,325	$ 25,828
Accrued off-hire	1,768	1,802
Accrued purchases	3,273	4,187
Accrued interest	9,180	10,855
Other accruals	7,625	8,007
Total	$ 50,171	$ 50,679